UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21059

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

(Exact name of registrant as specified in charter)

c/o Aetos Capital, LLC

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

James M. Allwin

Aetos Capital, LLC

875 Third Avenue

New York, New York

(Name and Address of Agent for Service)

With a copy to:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Registrant’s telephone number, including area code: (212) 201-2500

Date of fiscal year end: January 31

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record.

The registrant was not entitled to vote at any shareholder meeting held during the period covered by this report.

(a) The name of the issuer of the portfolio security:    Not applicable.

(b) The exchange ticker symbol of the portfolio security:    Not applicable.

(c) The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security:    Not applicable.

(d) The shareholder meeting date:    Not applicable.

(e) A brief identification of the matter voted on:    Not applicable.

(f) Whether the matter was proposed by the issuer or by a security holder:    Not applicable.

(g) Whether the registrant cast its vote on the matter:    Not applicable.

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors):    Not applicable.

(i) Whether the registrant cast its vote for or against management:    Not applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

By: /s/    Michael Klein

Name: Michael Klein

Title: President

Date: August 30, 2004